NYSE

14008537

Silvio Conte (Joe)
Director
Corporate Actions Group, Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
silvio.conte@nyse.com

Received SEC
NOV 11 2014
Washington, DC 20549
CERT NYS
File No. 001-15246

November 11, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 4.500% Subordinated Notes due 2024 of Lloyds Banking Group plc under the Exchange Act of 1934.

Sincerely,